Accrued Liabilities	9 Months Ended	12 Months Ended
	Sep. 30, 2017	Dec. 31, 2016
Payables and Accruals [Abstract]
Accrued Liabilities

6. Accrued Liabilities

Accrued liabilities consisted of the following (in thousands):

	September 30, 2017	December 31, 2016
Commissions	$16	$466
Payroll and related expenses	357	461
Royalties	182	416
Interest payable	24	76
Final loan payment fees	1,624	1,333
Other	153	431
	$2,356	$3,183

6. Accrued Liabilities

Accrued liabilities consisted of the following (in thousands):

	Year Ended December 31,
	2016	2015
Commissions	$466	$867
Payroll and related expenses	461	683
Royalties	416	515
Interest payable	76	222
Final loan payment fees	1,333	783
Other	431	351
	$3,183	$3,421